Short-Term and Long-Term Debt (Composition of Long Term Debt, Weighted Average Contract Interest Rate on Long Term Debt and Repayment Due Dates) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Debt Instrument [Line Items]
Long-term Debt	¥ 3,854,984	¥ 3,936,918
Weighted average rate	1.20%	1.10%
Banks Fixed Rate
Debt Instrument [Line Items]
Long-term Debt	¥ 481,959	¥ 521,491
Weighted average rate	1.70%	1.80%
Minimum maturity date	2018	2017
Maximum maturity date	2035	2033
Banks Floating Rate
Debt Instrument [Line Items]
Long-term Debt	¥ 1,613,795	¥ 1,599,803
Weighted average rate	1.00%	0.90%
Minimum maturity date	2018	2017
Maximum maturity date	2077	2033
Insurance Companies And Others Fixed Rate
Debt Instrument [Line Items]
Long-term Debt	¥ 340,265	¥ 342,720
Weighted average rate	1.00%	1.00%
Minimum maturity date	2020	2018
Maximum maturity date	2027	2027
Insurance Companies And Others Floating Rate
Debt Instrument [Line Items]
Long-term Debt	¥ 288,837	¥ 259,306
Weighted average rate	0.60%	0.80%
Minimum maturity date	2019	2017
Maximum maturity date	2077	2026
Unsecured Bonds
Debt Instrument [Line Items]
Long-term Debt	¥ 688,488	¥ 875,575
Weighted average rate	1.00%	1.10%
Minimum maturity date	2018	2017
Maximum maturity date	2027	2025
Unsecured Notes Under Medium Term Note Program
Debt Instrument [Line Items]
Long-term Debt	¥ 196,570	¥ 62,491
Weighted average rate	3.00%	2.70%
Minimum maturity date	2019	2017
Maximum maturity date	2027	2021
Payables Under Securitized Lease Receivables
Debt Instrument [Line Items]
Long-term Debt	¥ 103,212	¥ 129,005
Weighted average rate	0.40%	0.30%
Minimum maturity date	2021	2020
Maximum maturity date	2023	2021
Payables Under Securitized Loan Receivables And Investment In Securities
Debt Instrument [Line Items]
Long-term Debt	¥ 141,858	¥ 146,527
Weighted average rate	2.60%	2.60%
Minimum maturity date	2018	2017
Maximum maturity date	2039	2039